Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ERShares Private-Public Crossover ETF
Prospectus [Line Items]
Annual Return [Percent]	33.33%	51.35%	(40.53%)	(9.30%)	50.36%	31.66%	(4.65%)